Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Shareholders' Equity
Schedule of Stockholders' Equity Note, Warrants or Rights

		Balance	Warrants	Warrants	Balance	Warrants	Balance
	Exercise	December 31,	Issued	Exercised	December 31,	Issued	December 31,
Description	Price	2019	in 2020	in 2020	2020	in 2021	2021
2019 Investor Warrants	$3.00	1,184,213	—	—	1,184,213	—	1,184,213
2019 Placement Warrants	$2.85	177,629	—	—	177,629	—	177,629
2020 Investor Warrants	$2.20	—	2,810,136	(12,500)	2,797,636	—	2,797,636
2020 Placement Warrants	$2.55	—	449,623	—	449,623	—	449,623
2021 Warrants	$2.32	—	—	—	—	398,384	398,384
		1,361,842	3,259,759	(12,500)	4,609,101	398,384	5,007,485

Schedule of share option activity and related information for employees and directors

The following is a summary of the Company’s share option activity and related information for employees and directors for the years ended December 31, 2021, 2020 and 2019:

				Weighted
				average
		Weighted	Weighted	remaining
		average	average	contractual	Aggregate
	Number	exercise	grant date	term	intrinsic
	of shares	price	fair value	(in years)	value
Options outstanding as of January 1, 2019	94,096,998	$0.12		8.4	$—
Changes during the period:
Granted	7,800,000	$0.02	$0.01
Forfeited	(7,547,963)	$0.23	$0.14
Options outstanding at December 31, 2019	94,349,035	$0.10		7.6	$—
Changes during the period:
Granted	20,800,000	$0.02	$0.01		6,440
Forfeited	(2,500,000)	$0.02	$0.02
Options outstanding at December 31, 2020	112,649,035	$0.09		7.1	$9,550
Changes during the period:
Granted	30,300,000	$0.02	$0.01		—
Options outstanding at December 31, 2021	142,949,035	$0.07		6.8	$—
Exercisable options at December 31, 2021	97,499,035	$0.10		5.9	$—

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

Below are the assumptions used for the options granted during the years ended December 31, 2021, 2020 and 2019:

	December 31,
	2021	2020	2019
Expected dividend yield	0%	0%	0%
Expected volatility	70.7-83.2%	83.9-86.9%	75.4%
Risk-free interest	0.64-1.25%	0.38%-0.49%	1.76%
Expected life	5.5-6.25 years	5.5-6.25 years	5.5 years

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range

The following is a summary of the Company’s share options granted separated into ranges of exercise price:

					Remaining	Weighted
	Options	Weighted			contractual	average
	outstanding	average	Weighted	Options	life for	exercise
Exercise	at	remaining	average	exercisable at	exercisable	price for
price	December	contractual	exercise	December	options	exercisable
(range) ($)	31, 2021	life (years)	price ($)	31, 2021	(years)	options ($)
0.02-0.05	107,900,000	7.7	0.02	62,450,000	6.9	0.02
0.12-0.19	18,334,629	4.3	0.15	18,334,629	4.3	0.15
0.32	16,714,406	3.7	0.32	16,714,406	3.7	0.32
	142,949,035			97,499,035